CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1 and Class I of Legg Mason Capital Management Value Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Growth Trust and Legg Mason Capital Management Disciplined Equity Research Fund and the form of prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Legg Mason BW Absolute Return Opportunities Fund, series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 32 to the Registrant’s Registration Statement (“Amendment No. 32”), and (b) that Amendment No. 32 was filed electronically.

Dated as of: March 1, 2012	By:	/s/ Richard M. Wachterman
Name: Richard M. Wachterman
Title: Assistant Secretary